Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2025	2024
Trade receivables	$2,761,842	$4,796,638
Allowance for expected credit losses	(1,671,060)	(648,653)
Exchange rate difference	33,965	29,693
	$1,124,747	$4,177,678

Schedule of Allowance For Expected Credit Losses
	As of December 31,
Allowance for expected credit losses	2025	2024
Beginning	$648,653	$520,555
Provision for expected credit losses	1,038,148	128,098
Exchange rate difference	(15,741)	-
Ending	$1,671,060	$648,653